Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2015
Summary of Significant Accounting Policies [Abstract]
Basis of presentation
(a) Basis of presentation: The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Navios Acquisition's consolidated financial positions, statement of changes in equity, statements of comprehensive income/ (loss) and cash flows for the periods presented. The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and accordingly, do not include information and disclosures required under accounting principles generally accepted in the United States of America (“U.S. GAAP”) for complete financial statements. All such adjustments are deemed to be of a normal recurring nature. These interim financial statements should be read in conjunction with the Company's consolidated financial statements and notes included in Navios Acquisition's 2014 Annual Report filed on Form 20-F with the Securities and Exchange Commission (“SEC”).

Change in Accounting Principle
Change in Accounting Principle
The Company historically presented deferred debt issuance costs, or fees related to directly issuing debt, as long-term assets on the consolidated balance sheets. During the first quarter of 2015, the Company adopted guidance codified in ASU 2015-03 Interest - Imputation of Interest (Subtopic 835-30), Simplifying the Presentation of Debt Issuance Costs. The guidance simplifies the presentation of debt issuance costs by requiring debt issuance costs to be presented as a deduction from the corresponding liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs is not affected. Therefore, these costs will continue to be amortized as interest expense using the effective interest method pursuant to ASC 835-30-35-2 through 35-3. Upon adoption, the Company applied the new guidance retrospectively to all prior periods presented in the financial statements. The Company elected to early adopt the requirements of ASU 2015-03 effective beginning the first quarter ending March 31, 2015 and applied this guidance retrospectively to all prior periods presented in the Company's financial statements.
The reclassification does not impact net income as previously reported or any prior amounts reported on the Statements of Comprehensive Income/ (Loss), or the Consolidated Statements of Cash Flows. The effect of the retrospective application of this change in accounting principle on the Company's Consolidated Balance Sheets as of December 31, 2014 resulted in a reduction of Total non-current assets and Total assets in the amount of $22,330, with a corresponding decrease of $20,781 in Long-term debt, net and Total non-current liabilities and a decrease of $1,549 in Current portion of long-term debt net and Total current liabilities.

Principles of consolidation
(b) Principles of consolidation: The accompanying consolidated financial statements include the accounts of Navios Acquisition, a Marshall Islands corporation, and its majority owned subsidiaries. All significant intercompany balances and transactions have been eliminated in the consolidated statements.
The Company also consolidates entities that are determined to be variable interest entities as defined in the accounting guidance, if it determines that it is the primary beneficiary. A variable interest entity is defined as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

Equity method investments
(c) Equity method investments: Affiliates are entities over which the Company generally has between 20% and 50% of the voting rights, or over which the Company has significant influence, but it does not exercise control. Investments in these entities are accounted for under the equity method of accounting. Under this method, the Company records an investment in the stock of an affiliate at cost, and adjusts the carrying amount for its share of the earnings or losses of the affiliate subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. The Company recognizes gains and losses in earnings for the issuance of shares by its affiliates, provided that the issuance of such shares qualifies as a sale of such shares. When the Company's share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate.
Navios Acquisition evaluates its equity method investments, for other than temporary impairment, on a quarterly basis. Consideration is given to (1) the length of time and the extent to which the fair value has been less than the carrying value, (2) the financial condition and near-term prospects and (3) the intent and ability of the Company to retain its investments for a period of time sufficient to allow for any anticipated recovery in fair value.

Subsidiaries
(d) Subsidiaries: Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights and/or otherwise has power to govern the financial and operating policies. The acquisition method of accounting is used to account for the acquisition of subsidiaries if deemed to be a business combination. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill.
As of June 30, 2015, and 2014 the entities included in these consolidated financial statements were:

Navios Maritime Acquisition Corporation and Subsidiaries:	Nature	Country of Incorporation	2015	2014
Company Name
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Amorgos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Andros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Antikithira Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Antiparos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Amindra Shipping Co.	Sub-Holding Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Crete Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Folegandros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Ikaria Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Ios Shipping Corporation	Vessel-Owning Company	Cayman Is.	1/1 - 6/30	1/1 - 6/30
Kithira Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Kos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Mytilene Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Navios Maritime Acquisition Corporation	Holding Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Navios Acquisition Finance (U.S.) Inc.	Co-Issuer	Delaware	1/1 - 6/30	1/1 - 6/30
Rhodes Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Serifos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30

Shinyo Dream Limited	Vessel-Owning Company(3)	Hong Kong	1/1 - 6/17	1/1 - 6/30
Shinyo Kannika Limited	Vessel-Owning Company(3)	Hong Kong	—	1/1 - 6/30
Shinyo Kieran Limited	Vessel-Owning Company(3)	British Virgin Is.	—	1/1 - 6/30
Shinyo Loyalty Limited	Vessel-Owning Company(1)	Hong Kong	1/1 - 6/30	1/1 - 6/30
Shinyo Navigator Limited	Vessel-Owning Company(2)	Hong Kong	1/1 - 6/30	1/1 - 6/30
Shinyo Ocean Limited	Vessel-Owning Company(3)	Hong Kong	—	1/1 - 6/30
Shinyo Saowalak Limited	Vessel-Owning Company(3)	British Virgin Is.	—	1/1 - 6/30
Sifnos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Skiathos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Skopelos Shipping Corporation	Vessel-Owning Company	Cayman Is.	1/1 - 6/30	1/1 - 6/30
Syros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Thera Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Tinos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Oinousses Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Psara Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Antipsara Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Samothrace Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Thasos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Limnos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Skyros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Alonnisos Shipping Corporation(4)	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Makronisos Shipping Corporation(4)	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Iraklia Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Paxos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Antipaxos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Donoussa Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Schinousa Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Navios Acquisition Europe Finance Inc	Sub-Holding Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Sikinos Shipping Corporation	Vessel-Owning Company(3)	Marshall Is.	1/1 - 6/17	1/1 - 6/30
Kerkyra Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Lefkada Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Zakynthos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Leros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	4/4-6/30
Kimolos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	4/29-6/30
Samos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	—
Navios Maritime Midstream Partners GP LLC	Holding Company	Marshall Is.	1/1 - 6/30	—

(1	)Former vessel-owner of the Shinyo Splendor which was sold to an unaffiliated third party on May 6, 2014.
(2	)Former vessel-owner of the Shinyo Navigator which was sold to an unaffiliated third party on December 6, 2013.
(3	)Navios Midstream acquired all of the outstanding shares of capital stock of the vessel-owning subsidiary.
(4	)Each company had the rights over a shipbuilding contract of an MR2 product tanker vessel. In February 2015, these shipbuilding contracts were terminated, with no exposure to Navios Acquisition, due to the shipyard's inability to issue a refund guarantee.

Use of estimates
(e) Use of estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to uncompleted voyages, future dry dock dates, the selection of useful lives for tangible assets and scrap value, expected future cash flows from long-lived assets to support impairment tests, provisions necessary for accounts receivables, provisions for legal disputes and contingencies and the valuations estimates inherent in the deconsolidation gain. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

Vessels, net
(f) Vessels, net: Vessels are stated at historical cost, which consists of the contract price, delivery and acquisition expenses and capitalized interest costs while under construction. Vessels acquired in an asset acquisition or in a business combination are recorded at fair value. Subsequent expenditures for major improvements and upgrading are capitalized, provided they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Expenditures for routine maintenance and repairs are expensed as incurred.
Depreciation is computed using the straight line method over the useful life of the vessels, after considering the estimated residual value. Management estimates the residual values of our tanker vessels based on a scrap value of $360 per lightweight ton, as we believe these levels are common in the shipping industry. Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons. Revisions of residual values affect the depreciable amount of the vessels and affects depreciation expense in the period of the revision and future periods.
Management estimates the useful life of our vessels to be 25 years from the vessel's original construction. However, when regulations place limitations over the ability of a vessel to trade on a worldwide basis, its useful life is re-estimated to end at the date such regulations become effective.

Impairment of long-lived asset group
(g) Impairment of long-lived asset group: Vessels, other fixed assets and other long-lived assets held and used by Navios Acquisition are reviewed periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount of a particular asset may not be fully recoverable. Navios Acquisition's management evaluates the carrying amounts and periods over which long-lived assets are depreciated to determine if events or changes in circumstances have occurred that would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, certain indicators of potential impairment are reviewed such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions.
Undiscounted projected net operating cash flows are determined for each asset group (consisting of the individual vessel and the intangible with respect to the time charter agreement to that vessel) and compared to the vessel carrying value and related carrying value of the intangible with respect to the time charter agreement attached to that vessel or the carrying value of deposits for new buildings. Within the shipping industry, vessels are often bought and sold with a charter attached. The value of the charter may be favorable or unfavorable when comparing the charter rate to then current market rates. The loss recognized either on impairment (or on disposition) will reflect the excess of carrying value over fair value (selling price) for the vessel individual asset group.
As of March 31, 2014, the Company had a current expectation that, more likely than not, the Shinyo Splendor would be sold before the end of its previously estimated useful life, and, as a result, performed an impairment test of the specific asset group. The recoverability test was based on undiscounted cash flows expected to result from the entity's use and eventual disposition of the asset. The significant factors and assumptions used in the undiscounted projected net operating cash flow analysis included determining the net operating cash flows by considering the charter revenues from the existing time charter until its expiration, net of brokerage and address commissions and management fees and an estimate of sale proceeds from its disposal based on market valuations for such vessel. The carrying amount of the asset group was more than its undiscounted future cash flows. As a result, the entity failed the recoverability test (step one) of the impairment test and proceeded with step two of the impairment analysis.
An impairment loss in the amount of $10,718 was recognized for the period presented as the carrying amount of the asset group was not recoverable and exceeded its fair value as of March 31, 2014. Management believes the underlying assumptions supporting this assessment are reasonable.
The Shinyo Splendor was subsequently sold on May 6, 2014 to an unaffiliated third party for a net sale price of $19,219.

Series D Convertible Preferred Stock
(h) Series D Convertible Preferred Stock: Navios Acquisition issued shares of its authorized Series D Convertible Preferred Stock (nominal and fair value $12,000) to a shipyard, in partial settlement of the purchase price of certain newbuild vessels. The Series D Convertible Preferred Stock includes a 6% per annum dividend payable quarterly, starting one year after delivery of each vessel. The Series D Convertible Preferred Stock will mandatorily convert into shares of common stock 30 months after issuance at a price per share of common stock equal to $10.00. The holder of Series D Convertible Preferred Stock shall have the right to convert the shares of the preferred stock into common stock prior to the scheduled maturity dates at a price of $7.00 per share of common stock. The Series D Convertible Preferred Stock does not have any voting rights. Navios Acquisition is obligated to redeem the Series D Convertible Preferred Stock (or converted common shares) at their nominal value at the holder's option. Beginning 18 months after the issuance of the preferred stock, the holder can exercise the option to request the redemption of up to 250 shares of preferred stock (or converted common shares) on a quarterly basis.

The fair value of the Series D Convertible Preferred Stock was determined using a combination of the Black-Scholes model and discounted projected cash flows for the conversion option and put, respectively. The model used takes into account the credit spread of Navios Acquisition, the volatility of its stock, as well as the price of its stock at the issuance date. The Series D Convertible Preferred Stock is classified as temporary equity (i.e., apart from permanent equity) as a result of the redemption feature upon exercise of the put option granted to the holder of the Series D Convertible Preferred Stock.

Revenue Recognition
(i) Revenue Recognition: Revenue is recorded when services are rendered, under a signed charter agreement or other evidence of an arrangement, the price is fixed or determinable, and collection is reasonably assured. Revenue is generated from the voyage charter and the time charter of vessels.
Voyage revenues for the transportation of cargo are recognized ratably over the estimated relative transit time of each voyage. A voyage is deemed to commence when a vessel is available for loading and is deemed to end upon the completion of the discharge of the current cargo. Estimated losses on voyages are provided for in full at the time such losses on voyages are provided for in full at the time such losses become evident. Under a voyage charter, a vessel is provided for the transportation of specific goods between specific ports in return for payment of an agreed upon freight per ton of cargo.
Revenues from time chartering of vessels are accounted for as operating leases and are thus recognized on a straight-line basis as the average revenue over the rental periods of such charter agreements, as service is performed. A time charter involves placing a vessel at the charterers' disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Under time charters, operating costs such as for crews, maintenance and insurance are typically paid by the owner of the vessel.
Profit sharing revenues are calculated at an agreed percentage of the excess of the charterer's average daily income (calculated on a quarterly or half-yearly basis) over an agreed amount and accounted for on an accrual basis based on provisional amounts and for those contracts that provisional accruals cannot be made due to the nature of the profit sharing elements, these are accounted for on the actual cash settlement.
Revenues are recorded net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter or freight rate. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue.
Pooling arrangements: For vessels operating in pooling arrangements, the Company earns a portion of total revenues generated by the pool, net of expenses incurred by the pool. The amount allocated to each pool participant vessel, including the Company's vessels, is determined in accordance with an agreed-upon formula, which is determined by points awarded to each vessel in the pool based on the vessel's age, design and other performance characteristics. Revenue under pooling arrangements is accounted for on the accrual basis and is recognized when an agreement with the pool exists, price is fixed, service is provided and the collectability is reasonably assured.
The allocation of such net revenue may be subject to future adjustments by the pool however, such changes are not expected to be material.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In February 2015, the FASB issued the ASU 2015-02, “Consolidation (Topic 810)—Amendments to the Consolidation Analysis”, which amends the criteria for determining which entities are considered VIEs, amends the criteria for determining if a service provider possesses a variable interest in a VIE and ends the deferral granted to investment companies for application of the VIE consolidation model. The ASU is effective for interim and annual periods beginning after December 15, 2015. Early application is permitted. The Company does not expect the adoption of this ASU to have a material impact on Company's results of operations, financial position or cash flows.
In January 2015, the FASB issued ASU 2015-01, Income Statement Extraordinary and Unusual Items. This standard eliminates the concept of extraordinary and unusual items from U.S. GAAP. The new standard is effective for annual and interim periods after December 15, 2015. Early adoption is permitted. Navios Acquisition plans to adopt this standard effective January 1, 2016. The adoption of the new standard is not expected to have a material impact on the Company's results of operations, financial position or cash flows.

In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements-Going Concern (Subtopic 205-40): Disclosure of Uncertainties About an Entity's Ability to Continue as a Going Concern. This standard requires management to assess an entity's ability to continue as a going concern, and to provide related footnote disclosures in certain circumstances. Before this new standard, no accounting guidance existed for management on when and how to assess or disclose going concern uncertainties. The amendments are effective for annual periods ending after December 15, 2016, and interim periods within annual periods beginning after December 15, 2016. Early application is permitted. The Company plans to adopt this standard effective January 1, 2017. The adoption of the new standard is not expected to have a material impact on the Company's results of operations, financial position or cash flows.
In May 2014, the FASB issued ASU 2014-09 “Revenue from Contracts with Customers” clarifying the method used to determine the timing and requirements for revenue recognition on the statements of income. Under the new standard, an entity must identify the performance obligations in a contract, the transaction price and allocate the price to specific performance obligations to recognize the revenue when the obligation is completed. The amendments in this update also require disclosure of sufficient information to allow users to understand the nature, amount, timing and uncertainty of revenue and cash flow arising from contracts. The new accounting guidance was originally effective for interim and annual periods beginning after December 15, 2016. On July 9, 2015, the FASB finalized a one-year deferral of the effective date for the new revenue standard. The standard will be effective for public entities for annual reporting periods beginning after December 15, 2017 and interim periods therein. The Company is currently reviewing the effect of ASU No. 2014-09 on its revenue recognition.
In April 2014, the FASB issued ASU 2014-08, Presentation of Financial Statements and Property, Plant and Equipment changing the presentation of discontinued operations on the statements of income and other requirements for reporting discontinued operations. Under the new standard, a disposal of a component or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity's operations and financial results when the component meets the criteria to be classified as held-for-sale or is disposed. The amendments in this update also require additional disclosures about discontinued operations and disposal of an individually significant component of an entity that does not qualify for discontinued operations. The new accounting guidance is effective for interim and annual periods beginning after December 15, 2014. The adoption had no impact to the Company's results of operations, financial position or cash flows.